ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
ASSET RETIREMENT OBLIGATION
Summary of Asset Retirement Obligation

The following table summarizes the changes in the reserve for future restoration and reclamation costs on the balance sheet:

	March 31,	December 31,
(thousands of dollars)	2019	2018
Balance, beginning of period	$6,203	$5,731
Liabilities settled	(335)	(521)
Accretion expense	126	993
Balance, end of period	5,994	6,203
Less: Current portion	(894)	(708)
Non-current portion	$5,100	$5,495

Changes to the Company’s asset retirement obligation are summarized below:

	December 31,	December 31,
	2018	2017
	(thousands of dollars)
Balance, beginning of period	$5,731	$4,789
Liabilities settled	(521)	(97)
Accretion expense	993	1,039
Balance, end of period	6,203	5,731
Less: Included in liabilities held for sale	-	-
Less: Current portion	(708)	(1,078)
Non-current portion	$5,495	$4,653